Expense Example - The North Country Large Cap Equity Fund - The North Country Large Cap Equity Fund	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	$ 1,218